Financial instruments and fair value measurement	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Financial instruments and fair value measurement	Financial instruments and fair value measurement
Accounting policies
Financial assets
Financial assets are initially recognised at fair value
when Equinor becomes a party to the contractual
provisions of the asset. Financial assets are
presented as current if they contractually will
expire or otherwise are expected to be recovered
within 12 months after the balance sheet date, or if
they are held for trading purposes.
Short-term highly liquid investments with original
maturity of more than 3 months are classified as
current financial investments, primarily accounted
for at amortised cost.
Trade receivables are carried at the original
invoice amount less a provision for doubtful
receivables which represent expected losses
computed on a probability-weighted basis.
A portion of Equinor's financial investments is
managed together as an investment portfolio of
Equinor's captive insurance company and is held in
order to comply with specific regulations for capital
retention. The investment portfolio is managed and
evaluated on a fair value basis in accordance with
an investment strategy and is accounted for at fair
value through profit or loss. Financial assets and
financial liabilities are shown separately in the
Consolidated balance sheet, unless Equinor has
both a legal right and intention to net settle certain
balances payable to and receivable from the same
counterparty.
Gains and losses arising on the sale, settlement
or cancellation of financial assets are recognised
within Net financial items.
Financial liabilities
Financial liabilities are initially recognised at fair
value when Equinor becomes a party to the
contractual provisions of the liability. Subsequent
measurements depend on classification either at
fair value through profit or loss, or at amortised
cost using the effective interest method. The
latter applies to Equinor's non- current bank
loans and bonds.
Financial liabilities are presented as current if
they are expected to be settled within Equinor’s
normal operating cycle, due to be settled within
12 months after the balance sheet date, if
Equinor does not have the right to defer
settlement more than 12 months after the
balance sheet date, or if the liabilities are held
for trading purposes.
Gains and losses arising from the repurchase,
settlement or cancellation of liabilities are
recognised within Net financial items.
Derivative financial instruments
Equinor uses derivative financial instruments to
manage certain exposures to fluctuations in
foreign currency exchange rates, interest rates
and commodity prices. These instruments are
initially recognised at fair value on the contract
date and subsequently remeasured at fair value
through profit and loss. The impact of
commodity- based derivatives is recognised in
the Consolidated statement of income as part of
Revenues, as such derivatives are related to
sales contracts or revenue-related risk
management for all significant purposes. The
impact of other derivatives is reflected under
Net financial items.
Derivatives are carried as assets when the fair
value is positive and as liabilities when the fair
value is negative. Derivative assets or liabilities
expected to be settled, or with the legal right to
be settled more than 12 months after the
balance sheet date, are classified as non-
current. Derivative financial instruments held for
trading purposes are always classified as
current.
Contracts to buy or sell a non-financial item that
can be settled net in cash or another financial
instrument are accounted for as financial
instruments. However, contracts that are
entered into and continue to be held for the
purpose of the receipt or delivery of a non-
financial item in accordance with Equinor's
expected purchase, sale or usage requirements,
also referred to as own-use, are not accounted
for as financial instruments. Such sales and
purchases of physical commodity volumes and
power are reflected in the Consolidated
statement of income as Revenue from contracts
with customers and Purchases [net of inventory
variation], respectively. This is applicable to a
significant number of contracts for the purchase
or sale of crude oil and natural gas, as well as for
some contracts for the purchase or sale of
power.
For contracts to sell a non-financial item that
can be settled net in cash, but are ultimately
physically settled without qualifying as own use
prior to settlement, the changes in fair value are
included in Gain/loss on commodity derivatives.
When these derivatives are physically settled,
the previously recognised unrealised gain/loss is
included in Physically settled commodity
derivatives. Both these elements are included as
part of Revenues. The physical deliveries made
through such contracts are included in Revenue
from contracts with customers at contract price.
Derivatives embedded in host contracts which
are not financial assets within the scope of IFRS 9
are recognised as separate derivatives and are
measured at fair value with subsequent changes
through profit and loss. This occurs, when their
risks and economic characteristics are not
closely related to those of the host contracts,
and the host contracts are not carried at fair
value. Where there is an active market for a
commodity or other non-financial item
referenced in a purchase or sale contract, a
pricing formula based on this active market will,
for instance, be considered to be closely related
to the host purchase or sales contract. However
a price formula with indexation to other markets
or products will result in the recognition of a
separate derivative. In Equinor, this mainly
relates to certain natural gas sales contracts
where the pricing formula references power.
Where there is no active market for the
commodity or other non-financial item in
question, Equinor assesses the characteristics of
such a price related embedded derivative to be
closely related to the host contract if the price
formula is based on relevant indexations
commonly used by other market participants.
Financial instruments by category
The following tables present Equinor's classes of
financial instruments and their carrying amounts by
the categories as they are defined in IFRS 9 Financial
Instruments. Information on fair value of finance debt
measured at amortised cost is presented in note 21.
For other financial current and non-current balance
sheet items at amortised cost, the difference between
amortised cost and fair value is not material.

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			648		648
Non-current financial investments	16	98	5,519		5,616
Non-current prepayments and financial receivables	16	743		636	1,379

Trade and other receivables	18	13,590			13,590
Current prepayments and financial receivables	16	2,651		1,216	3,867
Current derivative financial instruments			1,024		1,024
Current financial investments	16	14,991	344		15,335
Cash and cash equivalents	19	6,842	1,278		8,120

Total		38,915	8,813	1,852	49,580

At 31 December 2023
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			559		559
Non-current financial investments	16	75	3,366		3,441
Non-current prepayments and financial receivables	16	341		950	1,291

Trade and other receivables	18	13,204			13,204
Current prepayments and financial receivables	16	2,988		740	3,729
Current derivative financial instruments			1,378		1,378
Current financial investments	16	28,822	402		29,224
Cash and cash equivalents	19	7,767	1,875		9,641

Total		53,197	7,579	1,691	62,467
Following the disaggregation of Trade and other receivables, see note 16 and 18 for details, a new line item Current prepayments and financial receivables has been added to the tables above.

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	19,361			19,361
Non-current derivative financial instruments			1,958		1,958

Trade and other payables	24	11,110			11,110
Current provisions and other liabilities	23	1,385		999	2,384
Current finance debt	21	7,223			7,223
Dividend payable		1,906			1,906
Current derivative financial instruments			833		833

Total		40,985	2,791	999	44,775

At 31 December 2023
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	22,230			22,230
Non-current derivative financial instruments			1,795		1,795

Trade and other payables	24	9,556			9,556
Current provisions and other liabilities	23	1,495		819	2,314
Current finance debt	21	5,996			5,996
Dividend payable		2,649			2,649
Current derivative financial instruments			1,619		1,619

Total		41,927	3,414	819	46,159
Measurement of fair values
Quoted prices in active markets represent the best
evidence of fair value and are used by Equinor in
determining the fair values of assets and liabilities to
the extent possible. Financial instruments quoted in
active markets will typically include financial
instruments with quoted market prices obtained from
the relevant exchanges or clearing houses. The fair
values of quoted financial assets, financial liabilities
and derivative instruments are determined by
reference to mid-market prices, at the close of
business on the balance sheet date.
When there is no active market, fair value is
determined using valuation techniques. These
techniques include recent arm's-length market
transactions, reference to other instruments that are
substantially the same, discounted cash flow analysis,
and pricing models and related internal assumptions.
In the valuation techniques, Equinor also takes into
consideration the counterparty’s credit risk and its
own credit risk. This consideration is either reflected in
the discount rate used or through direct adjustments
to the calculated cash flows. For elements of long-
term physical delivery commodity contracts, fair value
estimates, to the extent possible, are based on
quoted forward prices in the market and underlying
indexes in the contracts, as well as assumptions of
forward prices and margins where observable
market prices are unavailable. Similarly, the fair
values of interest and currency swaps are estimated
based on relevant quotes from active markets,
quotes of comparable instruments, and other
appropriate valuation techniques.
Following the disaggregation of Trade, other
payables and provisions, see note 23 and 24 for
details, the line item has changed name to Trade and
other payables and a new line item Current provisions
and other liabilities has been added to the tables
above.
Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2024
Level 1	3,178	—	—	2		—	—	3,180
Level 2	1,762	105	344	904	1,278	(1,942)	(775)	1,676
Level 3	579	543	—	118		(17)	(58)	1,167

Total fair value	5,519	648	344	1,024	1,278	(1,958)	(833)	6,022

At 31 December 2023
Level 1	1,294	—	—	6		—	—	1,300
Level 2	1,528	104	402	1,195	1,875	(1,754)	(1,577)	1,773
Level 3	543	455		177		(42)	(41)	1,092

Total fair values	3,366	559	402	1,378	1,875	(1,795)	(1,619)	4,165
Level 1, fair value based on prices quoted in an active
market for identical assets or liabilities, includes
financial instruments actively traded and for which
the values recognised in the Consolidated balance
sheet are determined based on observable prices on
identical instruments. For Equinor this category will, in
most cases, only be relevant for investments in listed
equity securities and government bonds.
Level 2, fair value based on inputs other than quoted
prices included within level 1, which are derived from
observable market transactions, includes Equinor's
non-standardised contracts for which fair values are
determined on the basis of price inputs from
observable market transactions. This will typically be
when Equinor uses forward prices on crude oil,
natural gas, interest rates and foreign currency
exchange rates as inputs to the valuation models to
determine the fair value of its derivative financial
instruments.
Level 3, fair value based on unobservable inputs,
includes financial instruments for which fair values are
determined on the basis of input and assumptions
that are not from observable market transactions.
The fair values presented in this category are mainly
based on internal assumptions. The internal
assumptions are only used in the absence of quoted
prices from an active market or other observable
price inputs for the financial instruments subject to
the valuation.
The fair value of certain earn-out agreements and
embedded derivative contracts are determined by
the use of valuation techniques with price inputs from
observable market transactions as well as internally
generated price assumptions and volume profiles.
The discount rate used in the valuation is a risk-free
rate based on the applicable currency and time
horizon of the underlying cash flows adjusted for a
credit premium to reflect either Equinor's credit
premium, if the value is a liability, or an estimated
counterparty credit premium if the value is an asset.
In addition, a risk premium for risk elements not
adjusted for in the cash flow may be included when
applicable. The fair values of these derivative
financial instruments have been classified in their
entirety in the third category within current derivative
financial instruments and non-current derivative
financial instruments.
During 2024 the financial instruments within level 3
have had a net increase in fair value of USD 75 million,
of which a gain of USD 216 million was recognised in
the Consolidated statement of income, mainly due to
changes in fair value of certain embedded derivatives
and earn-out agreements. During 2023, the same
financial instruments had a net decrease in fair value
of USD 167 million, of which a loss of USD 191 million
was recognised in the Consolidated statement of
income.